Consolidated Statements of Operations and Comprehensive Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 1,158,819	$ 158,758	¥ 1,084,662	¥ 1,046,236
Cost of revenues	(974,951)	(133,568)	(924,958)	(899,163)
Fulfillment	(70,426)	(9,648)	(64,558)	(63,011)
Marketing	(47,953)	(6,570)	(40,133)	(37,772)
Research and development	(17,031)	(2,333)	(16,393)	(16,893)
General and administrative	(8,888)	(1,218)	(9,710)	(11,053)
Impairment of goodwill	(799)	(109)	(3,143)	0
Impairment of long-lived assets	(1,562)	(214)	(2,025)	0
Gain on sale of development properties	1,527	209	2,283	1,379
Income from operations	38,736	5,307	26,025	19,723
Other income/(expense)
Share of results of equity investees	2,327	319	1,010	(2,195)
Interest expense	(2,896)	(397)	(2,881)	(2,106)
Others, net	13,371	1,832	7,496	(1,555)
Income before tax	51,538	7,061	31,650	13,867
Income tax expenses	(6,878)	(943)	(8,393)	(4,176)
Net income	44,660	6,118	23,257	9,691
Net income/(loss) attributable to non-controlling interests shareholders	3,301	452	(910)	(697)
Net income attributable to mezzanine equity classified as non-controlling interests shareholders	0	0	0	8
Net income attributable to the Company's ordinary shareholders	41,359	5,666	24,167	10,380
Net income	44,660	6,118	23,257	9,691
Other comprehensive income:
Foreign currency translation adjustments	1,020	140	1,374	7,810
Total comprehensive income	45,680	6,258	24,631	17,501
Total comprehensive income/(loss) attributable to non-controlling interests shareholders	3,803	521	(1,398)	1,982
Total comprehensive income attributable to mezzanine equity classified as non-controlling interests shareholders	0	0	0	8
Total comprehensive income attributable to the Company's ordinary shareholders	¥ 41,877	$ 5,737	¥ 26,029	¥ 15,511
Basic
Basic | (per share)	¥ 13.83	$ 1.9	¥ 7.69	¥ 3.32
Diluted
Diluted | (per share)	¥ 13.43	$ 1.84	¥ 7.61	¥ 3.21
Weighted average number of shares
Basic	2,989,701,855	2,989,701,855	3,144,233,160	3,125,571,110
Diluted	3,076,061,616	3,076,061,616	3,170,542,396	3,180,886,136
ADS
Basic
Basic | (per share)	¥ 27.67	$ 3.79	¥ 15.37	¥ 6.64
Diluted
Diluted | (per share)	¥ 26.86	$ 3.68	¥ 15.23	¥ 6.42
Products
Net revenues
Total net revenues	¥ 928,007	$ 127,136	¥ 871,224	¥ 865,062
Service
Net revenues
Total net revenues	¥ 230,812	$ 31,622	¥ 213,438	¥ 181,174